Note 7 - Subordinated Notes Payable	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
7.	Subordinated notes payable:

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2024	2023	2023

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of US $75.0 million, fixed effective interest rate of 5.38%, maturing May 2031.	$101,641	$101,931	$96,669

Issued March 2019, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 14), fixed effective interest rate of 10.41%, maturing March 2029.	-	4,919	4,916

	$101,641	$106,850	$101,585

On April 30, 2024, the Bank redeemed its $5.0 million, unsecured, non-viability contingent capital compliant, subordinate note payable using the Bank’s general funds.